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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


        Report for the Calendar Year or Quarter Ended: 6/30/06


Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):

                                        [ ] is a restatement.
                                        [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:                   R. G. Niederhoffer Capital Management, Inc.

Address:                1700 Broadway
                        39th Floor
                        New York, NY 10019

Form 13F File Number:   28-10392


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Roy G. Niederhoffer

Title:    President

Phone:    (212) 245-0400

Signature, Place, and Date of Signing:

 /s/ Roy G. Niederhoffer           New York, New York         July 31, 2006
-------------------------       ------------------------    -----------------
      Signature                      [City, State]                [Date]


      -------------------


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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None






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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   100

Form 13F Information Table Value Total:   68171
                                          (thousands)

List of Other Included Managers:          None


                                      TITLE
                                      OF                         VALUE      SHRS. OR   SH/    PUT/   INVEST. OTHER  VOTING AUTHORITY
NAME OF ISSUER                        CLASS       CUSIP        (X$1000)    PRN. AMT.   PRN    CALL   DISCR.  MNGR.  SOLE SHARED NONE
--------------                        -----       -----        --------    ---------   ---    ----   ------  -----  ----------------
3 M CO                                COM         88579Y101        430          5400    SH            SOLE                  SOLE
ACE LTD                               COM         G0070K103        296          5800    SH            SOLE                  SOLE
ADOBE SYS                             COM         00724F101        215          7000    SH            SOLE                  SOLE
ADVANCED MICRO DEVICES                COM         007903107       1213         49000    SH            SOLE                  SOLE
AGILENT TECHNOLOGIES                  COM         00846U101        623         18400    SH            SOLE                  SOLE
ANALOG DEVICES                        COM         032654105        529         15900    SH            SOLE                  SOLE
APPLIED MATERIALS                     COM         038222105        441         26000    SH            SOLE                  SOLE
ARCH COAL                             COM         039380100        327          8500    SH            SOLE                  SOLE
AT&T                                  COM         00206R102        395         14400    SH            SOLE                  SOLE
ATI TECH                              COM         001941103        198         13300    SH            SOLE                  SOLE
BANK OF AMERICA                       COM         060505104       1232         26000    SH            SOLE                  SOLE
BARRICK GOLD                          COM         067901108        480         16900    SH            SOLE                  SOLE
BEAR STEARNS                          COM         073902108        205          1500    SH            SOLE                  SOLE
BIOGEN IDEC                           COM         09062X103        385          8500    SH            SOLE                  SOLE
BLACK & DECKER MFG                    COM         091797100        356          4300    SH            SOLE                  SOLE
BOEING                                COM         097023105        952         11600    SH            SOLE                  SOLE
BROADCOM                              CLASS A     111320107       1397         46700    SH            SOLE                  SOLE
BURLINGTON NORTHERN                   COM         12189T104        259          3400    SH            SOLE                  SOLE
CAMECO                                COM         13321L108        223          5800    SH            SOLE                  SOLE
CATERPILLAR                           COM         149123101        428          5900    SH            SOLE                  SOLE
CEMENTOS DE MEXICO SA                 ADR         151290889        748         13900    SH            SOLE                  SOLE
CHESAPEAKE ENERGY                     COM         165167107       2643         86600    SH            SOLE                  SOLE
CIGNA                                 COM         125509109        286          3100    SH            SOLE                  SOLE
CITIGROUP                             COM         172967101       1057         21800    SH            SOLE                  SOLE
COMCAST                               CLASS A     20030N101        476         15300    SH            SOLE                  SOLE
CONSOL ENERGY                         COM         20854P109        356          9000    SH            SOLE                  SOLE
CSX                                   COM         126408103        463          7000    SH            SOLE                  SOLE
CUMMINS                               COM         231021106       1831         15200    SH            SOLE                  SOLE
EATON                                 COM         278058102        274          3700    SH            SOLE                  SOLE
EOG RES                               COM         26875P101        488          7500    SH            SOLE                  SOLE
EXELON                                COM         30161N101       1231         21800    SH            SOLE                  SOLE
FEDERAL HOME LOAN MTG                 COM         313400301        587         10300    SH            SOLE                  SOLE
FEDEX                                 COM         31428X106        207          1800    SH            SOLE                  SOLE
FIRSTENERGY                           COM         337932107        587         11100    SH            SOLE                  SOLE
FORTUNE BRANDS                        COM         349631101        234          3200    SH            SOLE                  SOLE
GARMIN LTD                            COM         G37260109        479          4800    SH            SOLE                  SOLE
GENERAL DYNAMICS                      COM         369550108        576          9000    SH            SOLE                  SOLE
GENERAL ELECTRIC                      COM         369604103        723         21800    SH            SOLE                  SOLE
GOLDMAN SACHS                         COM         38141G104        546          3700    SH            SOLE                  SOLE
GOODRICH                              COM         382388106        350          8500    SH            SOLE                  SOLE
HARRAHS ENTERTAINMENT                 COM         413619107        304          4300    SH            SOLE                  SOLE
HARTFORD FINL SVCS GROUP              COM         416515104        461          5300    SH            SOLE                  SOLE
HEALTH NET                            COM         42222G108        345          7900    SH            SOLE                  SOLE
HEINZ H J CO                          COM         423074103        364          9000    SH            SOLE                  SOLE
HESS                                  COM         42809H107        267          5900    SH            SOLE                  SOLE
HEWLETT-PACKARD                       COM         428236103       3843        119400    SH            SOLE                  SOLE
HOLOGIC                               COM         436440101        308          7500    SH            SOLE                  SOLE
HOME DEPOT                            COM         437076102        543         14900    SH            SOLE                  SOLE
INCO LTD                              COM         453258402        353          5800    SH            SOLE                  SOLE
INGERSOLL RAND CO-A                   COM         G4776G101        398          9500    SH            SOLE                  SOLE
ISHARES TR MSCI     EAFE IDX                      464287465       1622         25700    SH            SOLE                  SOLE
JC PENNEY                             COM         708160106        868         12800    SH            SOLE                  SOLE
JOHNSON & JOHNSON                     COM         478160104        806         13600    SH            SOLE                  SOLE
JOHNSON CTLS                          COM         478366107        392          4800    SH            SOLE                  SOLE
KERR MCGEE                            COM         492386107       1812         26800    SH            SOLE                  SOLE
KOHLS                                 COM         500255104        485          8500    SH            SOLE                  SOLE
LIMITED BRANDS                        COM         532716107        526         20200    SH            SOLE                  SOLE
LOCKHEED MARTIN                       COM         539830109        353          4800    SH            SOLE                  SOLE
LOEWS                                 COM         540424108        652         19100    SH            SOLE                  SOLE
LOWES COS                             COM         548661107        427          7000    SH            SOLE                  SOLE
MASCO                                 COM         574599106        678         23300    SH            SOLE                  SOLE
MCDONALDS                             COM         580135101       3166         93700    SH            SOLE                  SOLE
MEDTRONIC                             COM         585055106       1054         22200    SH            SOLE                  SOLE
MERCK                                 COM         589331107        537         15100    SH            SOLE                  SOLE
MONSANTO                              COM         61166W101       1096         13000    SH            SOLE                  SOLE
NEWFIELD EXPL                         COM         651290108        380          9000    SH            SOLE                  SOLE
NEWMONT MINING                        COM         651639106        296          5800    SH            SOLE                  SOLE
NOKIA                                 ADR         654902204        501         24300    SH            SOLE                  SOLE
NORDSTROM                             COM         655664100        414         11600    SH            SOLE                  SOLE
NOVARTIS                              ADR         66987V109        263          4800    SH            SOLE                  SOLE
OMNICARE                              COM         681904108        265          5800    SH            SOLE                  SOLE
OMNICOM GROUP                         COM         681919106        553          6300    SH            SOLE                  SOLE
OMNIVISION TECHNOLOGIES               COM         682128103        347         13700    SH            SOLE                  SOLE
ORACLE                                COM         68389X105       1323         89600    SH            SOLE                  SOLE
PEPSICO                               COM         713448108        572          9600    SH            SOLE                  SOLE
PFIZER                                COM         717081103       1103         48200    SH            SOLE                  SOLE
PRECISION CASTPARTS                   COM         740189105        409          7000    SH            SOLE                  SOLE
QLOGIC                                COM         747277101        295         16500    SH            SOLE                  SOLE
QUALCOMM                              COM         747525103        365          9200    SH            SOLE                  SOLE
QUESTAR                               COM         748356102        422          5800    SH            SOLE                  SOLE
RAYTHEON COMPANY                      COM         755111507        402          9000    SH            SOLE                  SOLE
REGIONS FINANCIAL                     COM         7591EP100        236          7000    SH            SOLE                  SOLE
REYNOLDS AMERN                        COM         761713106        528          4800    SH            SOLE                  SOLE
ROCKWELL AUTOMATION                   COM         773903109        423          6300    SH            SOLE                  SOLE
SANDISK                               COM         80004C101        297          5800    SH            SOLE                  SOLE
SEPRACOR                              COM         817315104        539          9500    SH            SOLE                  SOLE
STARBUCKS                             COM         855244109       3710         98300    SH            SOLE                  SOLE
STATE STREET                          COM         857477103        677         11600    SH            SOLE                  SOLE
TEVA PHARM                            COM         881624209        406         12700    SH            SOLE                  SOLE
TEXAS INSTRUMENTS                     COM         882508104        379         12800    SH            SOLE                  SOLE
TITANIUM METALS                       COM         888339207        364         11600    SH            SOLE                  SOLE
TXU                                   COM         873168108        313          5500    SH            SOLE                  SOLE
UBS AG                                COM         H8920M855        388          3700    SH            SOLE                  SOLE
ULTRA PETROLEUM                       COM         903914109       2510         45000    SH            SOLE                  SOLE
UNITED TECHNOLOGIES                   COM         913017109        617          9900    SH            SOLE                  SOLE
WALT DISNEY COMPANY                   COM         254687106       1458         49000    SH            SOLE                  SOLE
WEATHERFORD INT'L                     COM         G95089101        257          5300    SH            SOLE                  SOLE
WELLS FARGO COMPANY                   COM         949746101        217          3300    SH            SOLE                  SOLE
WESTERN GAS RESOURCES                 COM         958259103        272          5800    SH            SOLE                  SOLE
WHIRLPOOL                             COM         963320106        284          3200    SH            SOLE                  SOLE